CONSOLIDATED AND COMBINED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) (Parenthetical)	12 Months Ended
Dec. 31, 2024 USD ($)
CONSOLIDATED AND COMBINED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY
Fair value changes of mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes due to instrument-specific credit risk, income taxes	$ 0
Foreign currency translation adjustment, income taxes	0
Net of income taxes	0
Ordinary shares, Threshold immaterial value	$ 500